Leases (Tables)	12 Months Ended
Mar. 31, 2016
Leases [Abstract]
Future minimum payments for capital leases
Future minimum payments under capital leases for the years ended March 31,	Principal repayment	Interest payment	Total obligations
	$ in thousands	$ in thousands	$ in thousands

2017	49	5	54
2018	44	4	48
2019	28	2	30
2020	27	1	28
2021	5	0	5

	153	12	165

Future minimum payments for operating leases

Year ending March 31,	$ in thousands

2017	1,318
2018	1,312
2019	1,312
2020	437

4,379

Future minimum rental income

Year ending March 31,	$ in thousands

2017	117
2018	100
2019	18

235